Consolidated Segment Data (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 27, 2013		Dec. 28, 2012
Selected information by segment
Net revenue	$ 2,502	[1]	$ 2,471	[1]
Operating income (loss)	342		212
Legacy Matters Related to Former Management
Legacy legal matters reversal	92		0
NA Installation & Services
Selected information by segment
Net revenue	957	[1]	976	[1]
ROW Installation & Services
Selected information by segment
Net revenue	980	[1]	961	[1]
Global Products
Selected information by segment
Net revenue	565	[1]	534	[1]
Operating Segments | NA Installation & Services
Selected information by segment
Operating income (loss)	117		108
Operating Segments | ROW Installation & Services
Selected information by segment
Operating income (loss)	93		91
Operating Segments | Global Products
Selected information by segment
Operating income (loss)	86		74
Corporate and Other (1)
Selected information by segment
Operating income (loss)	46	[2]	(61)
2007 Tax Sharing Agreement
Legacy Matters Related to Former Management
CIT tax settlement	60
Tyco International | 2007 Tax Sharing Agreement
Legacy Matters Related to Former Management
CIT tax settlement	$ 16

[1]	(1) Net revenue by operating segment excludes intercompany transactions.
[2]	(1)Operating income for the quarter ended December 27, 2013 includes $92 million of income related to the settlement of a legacy legal matter with former management and $16 million of income related to the CIT settlement. See Note 11.